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                             [DEUTSCHE ASSET MANAGEMENT LETTERHEAD APPEARS HERE]



Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund and Total Return Bond Fund


Supplement dated July 31, 2002 to Statement of Additional Information dated February 28, 2002

The High Yield Bond Fund (the "Fund") changed its name to the High Income Plus Fund. All references to the Fund's name in its current prospectus as the High Yield Bond Fund are replaced with the Fund's new name, the High Income Plus Fund.


               Please Retain This Supplement for Future Reference

                                                          [GRAPHIC APPEARS HERE]


Morgan Grenfell Investment Trust
SUPPDOMSAI (07/02)